Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net (loss)	$ (3,328,805)	$ (3,090,923)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation and amortization	544,119	543,362
Impairment (reversal) of inventories	79,792	(56,960)
Gain (loss) on disposal of property, plant and equipment	291,806	269,664
Provision (reversal) for bad debts	(273,908)	259,455
Impairment of property, plant and equipment	58,358
Changes in operating assets and liabilities:
Deferred tax		(1,136)
Accounts receivable	1,228,850	577,970
Prepayments, other receivables and other assets	(532,258)	(166,507)
Inventory	(273,758)	1,800,330
Prepaid tax	(2,325)	(201,487)
Right-of-use assets	(333,595)	166,022
Lease obligation	364,203	(154,706)
Accounts payable	227,336	527,213
Other payables and accruals	243,794	(980,508)
Tax payable	(15,343)	70,835
Net Cash used in Operating Activities	(1,721,734)	(437,376)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(1,071,072)	(964,949)
Prepayment land cost		(165,165)
Proceeds from sale of property, plant and equipment	107,447	290,672
Net Cash (used in) Investing Activities	(963,625)	(839,442)
Cash Flows from Financing Activities:
Repayment of bank borrowings	(4,158,400)	(5,725,970)
Proceeds from contributions by non-controlling interest	23,338
Proceeds from bank borrowings	2,706,339	4,881,974
Net Cash (used in) Financing Activities	(1,428,723)	(843,996)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	201,871	(23,227)
Net Decrease in Cash and Cash Equivalents	(3,912,212)	(2,144,041)
Cash, Cash Equivalents and Restricted Cash – Beginning of Period	10,777,061	13,346,584
Cash, Cash Equivalents and Restricted Cash – End of Period	6,864,849	11,202,543
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	121,298	193,050
Cash paid for income taxes	$ (64,033)	$ (128,961)